Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrants Outstanding

Warrants that have not been tendered for exchange and outstanding at March 31, 2025, and December 31, 2024, are as follows:

	March 31, 2025	December 31, 2024
Public Warrants	1,751,825	1,751,825
Private Placement Warrants	4,428,648	4,428,648
Working Capital Warrants	1,000,000	1,000,000
OrbiMed Warrants	222,068	130,805
Total warrants	7,402,541	7,311,278

Warrants outstanding are as follows:

	December 31, 2024	December 31, 2023
Public Warrants	1,751,825	8,281,779
Private Placement Warrants	4,428,648	4,933,333
Working Capital Warrants	1,000,000	1,000,000
Initial OrbiMed Warrant	130,805	-
Total warrants	7,311,278	14,215,112

Schedule of Activity of Warrants

The following table summarizes activity in the Public Warrants, Private Placement Warrants, Working Capital Warrants and Exchange Warrants in the three months ended March 31, 2025. There was no activity in the three months ended March 31, 2024.

Series	Balance at December 31, 2024	Exchanges	Issuances	Retirements / Conversions	Balance at March 31, 2025
Public Warrants	1,751,825	-	-	-	1,751,825
Private Placement Warrants	4,428,648	-	-	-	4,428,648
Working Capital Warrants	1,000,000	-	-	-	1,000,000

The following table summarizes activity in the Public Warrants, Private Placement Warrants and Working Capital Warrants for the year ended December 31, 2024 . There was no activity for the year ended December 31, 2023.

Series	Balance at December 31, 2023	Exchanges	Issuances	Retirements / Conversions	Balance at December 31, 2024
Public Warrants	8,281,779	-	-	(6,529,954)	1,751,825
Private Placement Warrants	4,933,333	-	-	(504,685)	4,428,648
Working Capital Warrants	1,000,000	-	-	-	1,000,000

Schedule of Fair Value Measurement Inputs and Valuation Techniques of Warrants

The fair value of the Initial OrbiMed Warrant was measured using the Black-Scholes option pricing model. The key inputs used in the valuations were as follows:

	March 31, 2025	December 31, 2024
Expected term (years)	6.1	6.3
Risk free interest rate	4.0%	4.5%
Expected volatility	70.0%	70.0%
Dividend yield	0	0
Exercise price	$9.3722	$9.3722
Stock price	$5.52	$5.01

The fair value of the Subsequent OrbiMed Warrant was measured using the Black-Scholes option pricing model. The key inputs used in the valuations were as follows:

	March 31, 2025	February 18, 2025
Expected term (years)	6.9	7.0
Risk free interest rate	4.1%	4.1%
Expected volatility	70.0%	70.0%
Dividend yield	0	0
Exercise price	$5.4787	$5.4787
Stock price	$5.52	$5.69

The fair value of the Initial OrbiMed Warrant was measured using the Black-Scholes option pricing model. The key inputs used in the valuations were as follows:

	December 31, 2024	April 30, 2024
Expected term (years)	6.3	7.0
Risk free interest rate	4.5%	4.7%
Expected volatility	70.0%	65.0%
Dividend yield	0	0
Exercise price	$9.3722	$9.5562
Stock price	$5.01	$9.31